(Total Stock Market Index Portfolio Annuity) (Total Stock Market Index Portfolio, Total Stock Market Index Portfolio - Investor Shares)	12 Months Ended
Dec. 31, 2012
Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.18%